SHORT TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
		Interest
	Linkage	rate	December 31,
	basis	%	2015	2016
Short-term credit from banks	USD	3.55	$-	$996
Short-term loans from banks	NIS	1.6-1.75	-	155
Other			13	36
Current maturities of long-term loans from financial institution	NIS	2.6	-	4,458

			13	5,645